CASH AND CASH EQUIVALENTS	12 Months Ended
Jan. 01, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS:Cash and cash equivalents consisted entirely of bank balances as at January 1, 2023 and January 2, 2022.